Stock-Based Compensation (Details 4) (Stock Options [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009 years
Stock Options [Member]
Summary of stock option activity
Number of Stock Options, Beginning Balance	3,739,900	3,554,000	4,748,300
Number of stock options, Granted at market value		1,185,100	210,000
Number of Stock Options, Exercised	(90,700)	(590,600)	(1,083,400)
Number of Stock Options, Forfeited or expired	(820,400)	(408,600)	(321,000)
Number of Stock Options, Ending Balance	2,828,800	3,739,900	3,554,000
Number of Stock Options, Exercisable at December 31, 2011	2,283,700	2,573,000	2,953,400
Available for future grants at December 31, 2011	9,475,900	10,910,200	8,651,300
Weighted-Average Exercise Price, Beginning Balance	$ 14.06	$ 13.29	$ 13.32
Weighted-Average Exercise Price, Granted at market value	$ 0.00	$ 15.89	$ 15.78
Weighted-Average Exercise Price, Exercised	$ 11.02	$ 9.81	$ 10.15
Weighted-Average Exercise Price, Forfeited or expired	$ 16.39	$ 18.85	$ 25.96
Weighted-Average Exercise Price, Ending Balance	$ 13.48	$ 14.06	$ 13.29
Weighted-Average Exercise Price, Exercisable	$ 12.90	$ 13.17	$ 12.60
Aggregate Intrinsic Value of Options, Outstanding	$ 2.6	$ 5.3	$ 11.1
Aggregate Intrinsic Value of Options, Exercised	$ 2.6	$ 5.3	$ 11.1
Weighted-Average Remaining Life, Outstanding	4.76	5.97	4.95
Weighted-Average Remaining Life, Exercisable	3.96	4.63	4.40